Selected Statement of Operations Data - Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	$ 69,612	$ 62,375	$ 58,982
United Kingdoms [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	23,309	24,466	24,940
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	26,926	19,971	16,344
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	4,740	3,880	4,241
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	4,275	4,319	4,375
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	5,561	5,249	5,466
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	$ 4,801	$ 4,490	$ 3,616